Organization (Details Narrative) (USD $)	Jun. 30, 2012	Nov. 15, 2011	Oct. 13, 2011	Oct. 12, 2011	Sep. 30, 2011
Notes to Financial Statements
Accumulated Deficit	$ 495,224				$ 26,074
Number of shares acquired by officer and director				3,000,000
Percent of Oustanding Shares Acquired				77.32%
Ratio of forward split to each share held			100
Percent interest available to acquire under Option Agreement		100.00%